SHAREHOLDER' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDER' EQUITY [Abstract]
SHAREHOLDER' EQUITY
NOTE 9 -	SHAREHOLDER' EQUITY

A.	Authorized, issued and outstanding shares

(1)	The Company's Ordinary Shares are traded in the United States on the OTC Bulletin Board market under the symbol EVSNF.OB.

(2)
In June 2007 the Company completed a transaction with a group of Israeli institutional investors, for the purchase of its 9,465,544 ordinary shares for $0.315 per share, of an aggregate price of $2,981,646. Pursuant to the transaction, the investors were also issued warrants to purchase 4,732,774 of the Company's ordinary shares at an exercise price per share of $0.45, exercisable for a period of 4 years, this warrants were canceled on June 2011.

(3)
On June 21, 2007, following the approval of the Company's board of directors and the Company's audit committee, the Company executed an agreement with Elbit Ltd., or the Elbit Agreement. This agreement was approved by the Company's shareholders in a meeting held on July 31, 2007. Pursuant to this agreement Elbit Ltd.(i) converted an existing loan to the Company in the amount of $470,000 (including accrued interest up until March 31, 2007) into 1,492,063 ordinary shares, at a price of $0.315 per share; and (ii) invested $250,000 in consideration for 793,651 of the Company's ordinary shares at a price of $0.315 per share and received a 4-year warrant to purchase 396,825 of the Company's ordinary shares at an exercise price of $0.45 per share. At consummation the Company paid all interest accrued on the loan between April 1, 2007 and the closing date. , this warrants were canceled on June 2011.

(3)       (Cont.)

On February 21, 2006, the Company consummated the Mivtach Agreement. Pursuant to the agreement, Mivtach Shamir Holdings Ltd. ("Mivtach") provided the Company with a two-year $3 million loan, which Mivtach Shamir was entitled at its sole discretion, for a period of 24 months following the provision of the loan, to convert into 6,000,000 of the Company's ordinary shares, at a price per share of $0.5 (half the loan was being held in escrow subject to the completion of a certain milestone, or conversion of the loan). Mivtach was also granted a two-year warrant to purchase 4,000,000 of the Company's ordinary shares at an exercise price of $0.5 per share, exercisable only if the loan was converted. On June 21, 2007 the Company executed an amendment agreement with M.S.N.D., pursuant to the Amendment Agreement, the terms of the Mivtach Agreement and the loan therein, were amended, such that in consideration for M.S.N.D.'s undertaking to convert the full loan amount by no later than August 1, 2007 (a).

Mivtach was issued with 9,523,810 of ordinary shares; and (b) Mivtach received a 4-year warrant to purchase 2,380,952 of the Company's ordinary shares at an exercise price of $0.45 per share. Mivtach also agreed to waive its rights to exercise at least 3,000,000 ordinary shares issuable under the Mivtach Agreement, agreeing to exercise no more than 1,000,000 ordinary shares issuable under the Amendment Agreement, which warrants expired on February 21, 2008.

M.S.N.D. also completed the purchase of 2,939,192 of the Company's ordinary shares from three of the founders of ScanMaster, in accordance with the provisions of a share purchase agreement.

During September 2008, M.S.N.D. transferred the right to exercise 1,380,000 ordinary shares to David Gal, the Company's former CEO.

On May 2010, The current new shareholders of the Company purchased all those shares and Warrants.

(4)
In December 2009 the Company issued Mivtach Shamir Holdings Ltd. 18,664,078 ordinary shares for $0.097 per share for a total amount of $1,810,416.This amount include convertion of Loan received from Mivtach during 2009 in an amount of $627,000.Pursuant to the transaction, Mivtach was also issued warrants to purchase 9,332,039 of the Company's ordinary shares at an exercise price per share of $0.139, exercisable for a period of 4 years.

On May 2010, The current new shareholders of the Company purchased all those shares and Warrants , this warrants were canceled on June 2011.

B.	Share option plans:

(1)	The plans:

(a)	In April 2000, the board of directors of the Company adopted the Employee Share Option Plan (2000) (hereafter - The 2000 Plan).

Under the 2000 plan, options to purchase an aggregate of 4,500,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

(a)       (Cont.)

Under the 2000 plan, options usually vest over a period of three or four years from the date of grant, in equal parts each year.

The 2000 Plan is valid for ten years and expired on April 3, 2010, except for options outstanding on that date.

(b)      In November 2003, the Board of Directors of the Company adopted the Employee Share Option Plan (2003) (hereafter - The 2003 Plan).

Under the 2003 plan, options to purchase an aggregate of 2,000,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

Under the 2003 plan, options usually vest over a period of four years from the date of grant, in equal parts each year.

The 2003 Plan is valid for ten years and will expire on November 30, 2013, except for options outstanding on that date.

(c)       In March 2006, the Board of Directors of the Company adopted the Employee Share Option Plan (2006) (hereafter - The 2006 Plan).

Under the 2006 plan, options to purchase an aggregate of 2,000,000 ordinary shares are available to be awarded to employees, directors or consultants of the Company or any of its subsidiaries.

Under the 2006 plan, options usually exercisable over a period up to ten years following the date of grant, if not exercised earlier, or 6 months after termination of the employee, will generally vest as to 25-33% commencing the beginning of the second year after the grant and as to an additional 25-33% in each of the remaining years thereafter, assuming continuous employment with the Company through such periods.

The 2006 Plan is valid for ten years and will expire in March, 2016, except for options outstanding on that date.

The exercise price of options granted under the 2000 and 2003 plans is to be not less than 85% of the fair market value of the ordinary share on the date of grant. All of the outstanding options from the 2000 , 2003 and 2006 plan are to expire no later than 10 years following the date of grant.

During 2009 , 2010 and 2011 no options were exercised.

The 2000, 2003 and 2006 plans are subject to the terms stipulated by Section 102 of the Israeli Income Tax Ordinance.

The amount allowed as an expense for tax purposes, at the time the employee utilizes such benefit, is limited to the amount of the benefit that is liable to tax as labor income, in the hands of the employee; all being subject to the restrictions specified in Section 102 of the Income Tax Ordinance.

The aforementioned expense will be recognized in the tax year that the benefit is credited to the employee.

(2)	Options granted to employees:

(a)
A summary of the status of the above plans in respect of options granted to employees and directors of the Company and its subsidiaries as of December 31, 2011, 2010 and 2009, and changes during the years ended on those dates, is presented below:

	Year ended December 31
	2 0 1 1		2 0 1 0		2 0 0 9
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	6,755,463	0.45	5,159,102	0.71	5,410,352	0.69
Changes during the year:
Granted (1)	150,000	0.09	2,900,000	0.05	-	-
Exercised	-	-	-	-	-	-
Forfeited	(766,000)	0.39	(1,303,639)	0.61	(251,250)	0.33
Options outstanding at end of year	6,139,463	0.45	6,755,463	0.45	5,159,102	0.71
Options exercisable at year end	4,371,053	0.45	3,907,131	0.71	4,646,602	0.75
Weighted average fair value of options granted during the year (2)	$0.09		$0.04		-

(1)	Options granted in 2011, 2010 and 2009 were granted with exercise price that was at market value or above.

(2)	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2010 and 2011, with the following weighted average assumptions:

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9

Dividend yield	0%	0%	-
Expected volatility	99%	92%	-
Risk-free interest rate	2.02%	3.3%	-
Expected life - in years	4	4	-

Dividend yield - Management used an expected dividend yield based primarily on past experience applicable as of the grant date.

Expected volatility - Management estimated volatility based on the historical volatility of the Company's ordinary shares, being the only traded financial instrument of the Company, using in most cases daily observations of the Company's price share to determine the standard deviation.

Risk free interest rate - The risk-free interest rate is based on the implied yield in effect at the time of each option grant, based on U.S. Treasury zero-coupon bond issued with equivalent remaining terms.

Management estimates forfeiture rates at the date of grant, which are adjusted in subsequent periods if the actual forfeiture rates differ from those initially estimated. Management uses historical data to estimate pre-vesting option forfeiture rates and records share-based compensation expense only for those awards that are expected to vest.

(b)	The following table summarizes certain information about options granted to employees and directors of the Company which were outstanding and exercisable under the above plans as of December 31, 2011:

Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2011	life	2011	life
$		Years		Years

0.05-0.32	3,091,805	0.6-9.0	1,340,895	0.6-9.0
0.35-0.46	127,500	5.28-6.11	110,000	5.28-6.11
0.48-0.70	898,297	0.2-6	898,297	0.2-6
0.75-0.85	1,084,334	1.89-5.29	1,084,334	1.89-5.29
1.00-1.25	937,527	0.58-2.95	937,527	0.58-2.95
	6,139,463		4,371,053